CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 77,776,932	$ 10,954,652	¥ 60,668,779	¥ 80,752,439
Cost of revenues:
Commissionsplit	(25,713,752)	(3,621,706)	(20,499,632)	(31,633,827)
Commission and compensationinternal	(17,884,796)	(2,519,021)	(17,853,694)	(26,303,507)
Cost of home renovation and furnishing	(7,705,325)	(1,085,272)	(3,562,068)	(195,869)
Cost related to stores	(2,872,093)	(404,526)	(3,346,436)	(3,809,757)
Others	(1,882,952)	(265,208)	(1,626,202)	(2,990,064)
Total cost of revenues	(56,058,918)	(7,895,733)	(46,888,032)	(64,933,024)
Gross profit	21,718,014	3,058,919	13,780,747	15,819,415
Operating expenses:
Sales and marketing expenses	(6,654,178)	(937,221)	(4,573,382)	(4,309,116)
General and administrative expenses	(8,236,569)	(1,160,096)	(7,346,665)	(8,924,470)
Research and development expenses	(1,936,780)	(272,790)	(2,545,549)	(3,193,988)
Impairment of goodwill, intangible assets and other long-lived assets	(93,417)	(13,158)	(148,057)	(746,705)
Total operating expenses	(16,920,944)	(2,383,265)	(14,613,653)	(17,174,279)
Income (loss) from operations	4,797,070	675,654	(832,906)	(1,354,864)
Interest income, net	1,263,332	177,937	743,484	354,567
Share of results of equity investees	9,098	1,281	44,588	39,520
Impairment loss for equity investments accounted for using equity method	(10,369)	(1,460)		(2,914)
Fair value changes in investments, net	78,320	11,031	(512,225)	564,804
Impairment loss for equity investments accounted for using measurement alternative	(28,800)	(4,056)	(591,876)	(183,789)
Foreign currency exchange gain (loss)	(93,956)	(13,233)	(127,362)	20,988
Other income, net	1,869,300	263,285	1,568,587	1,702,414
Income before income tax expense	7,883,995	1,110,439	292,290	1,140,726
Income tax expense	(1,994,391)	(280,904)	(1,689,574)	(1,665,492)
Net income (loss)	5,889,604	829,535	(1,397,284)	(524,766)
Net loss (income) attributable to noncontrolling interests shareholders	(6,380)	(899)	11,210	637
Net income (loss) attributable to KE Holdings Inc.	5,883,224	828,636	(1,386,074)	(524,129)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	5,883,224	828,636	(1,386,074)	(524,129)
Other comprehensive income (loss)
Currency translation adjustments	574,223	80,878	2,602,071	(841,214)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	82,800	11,662	(375,069)	35,578
Total other comprehensive income (loss)	657,023	92,540	2,227,002	(805,636)
Total comprehensive income (loss)	6,546,627	922,075	829,718	(1,330,402)
Comprehensive loss (income) attributable to noncontrolling interests shareholders	(6,380)	(899)	11,210	637
Comprehensive income (loss) attributable to KE Holdings Inc.	6,540,247	921,176	840,928	(1,329,765)
Comprehensive income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 6,540,247	$ 921,176	¥ 840,928	¥ (1,329,765)
Weighted average number of ordinary shares used in computing net income (loss) per share, basic and diluted
- Basic (in shares)	3,521,379,938	3,521,379,938	3,569,179,079	3,549,121,628
- Diluted (in shares)	3,611,653,020	3,611,653,020	3,569,179,079	3,549,121,628
Net income (loss) per share attributable to ordinary shareholders
- Basic (per share) | (per share)	¥ 1.67	$ 0.24	¥ (0.39)	¥ (0.15)
- Diluted (per share) | (per share)	¥ 1.63	$ 0.23	¥ (0.39)	¥ (0.15)
Share-based compensation expenses included in:
Sharebased compensation expenses included in: | ¥	¥ 3,215,549		¥ 2,425,249	¥ 1,538,287
Cost of revenues
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	502,523	$ 70,779	356,844	406,131
Sales and marketing expenses
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	180,465	25,418	121,396	110,446
General and administrative expenses
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	2,345,895	330,412	1,659,755	595,732
Research and development expenses
Share-based compensation expenses included in:
Sharebased compensation expenses included in:	186,666	26,291	287,254	425,978
Existing home transaction services
Net revenues:
Total net revenues	27,954,135	3,937,258	24,123,703	31,947,953
New home transaction services
Net revenues:
Total net revenues	30,575,778	4,306,508	28,650,374	46,472,378
Home renovation and furnishing
Net revenues:
Total net revenues	10,850,497	1,528,261	5,046,627	197,452
Emerging and other services
Net revenues:
Total net revenues	¥ 8,396,522	$ 1,182,625	¥ 2,848,075	¥ 2,134,656